EQUITY INVESTMENTS - Schedule of Continuity of Equity Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fair value
CONTINUITY OF EQUITY INVESTMENTS
Balance beginning	$ 56,539	$ 283,081
Proceeds on disposal		(312,340)
Change in fair value	(2,641)	92,877
Foreign exchange impact	122	(7,079)
Balance, ending	54,020	56,539
Accumulated mark-to-market gain included in deficit
CONTINUITY OF EQUITY INVESTMENTS
Balance beginning	3,885,508	3,792,631
Change in fair value	(2,641)	92,877
Balance, ending	$ 3,882,867	$ 3,885,508